Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 28, 2023
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF NAV
Account Value	$ 12,919	$ 12,034	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,940	11,030	10,000
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index
Account Value	$ 13,523	$ 12,220	$ 10,000